Income Taxes (Operating Loss and Tax Credit Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 199,246
Tax credit carryforwards	9,268
2026
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	53,901
Tax credit carryforwards	315
2027
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	886
Tax credit carryforwards	292
2028
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	1,833
Tax credit carryforwards	153
2029
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	13,175
Tax credit carryforwards	346
2030
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	67,607
Tax credit carryforwards	183
2031
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	7,143
Tax credit carryforwards	247
2031 and thereafter
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	5,394
Tax credit carryforwards	5,911
No definite expiration date
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	49,307
Tax credit carryforwards	¥ 1,821